Related Parties - Transactions And Balances With Associated Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	$ 0	$ 0
Results with Associated Company	0	0	$ 0
Cash And Other Demand Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	294	108
Results with Associated Company	0	0	0
Loans And Advances Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	1,782,989	8,804,808
Results with Associated Company	2,062,380	2,577,211	1,093,101
Debt Securities At Fair Value Through Profit Or Loss Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	16,782	77,528
Results with Associated Company	52,673	62,630	0
Derivative Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	0
Results with Associated Company	0	0	1,881
Other Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	248,627
Results with Associated Company	0	0	0
Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	374,429	229,730
Results with Associated Company	8,229	55,367	246
Trading Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	344,328
Results with Associated Company	0	0	0
Other Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	57,518
Results with Associated Company	0	0	0
Other Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	0
Results with Associated Company	2,440	6,646	10,931
Financing Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	200,438	0
Results with Associated Company	10,968	10,013	3,550
Derivative Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	138,245	587,637
Results with Associated Company	464,844	1,167,277	5,498
Debt Securities Issued Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	155,941	177,312
Results with Associated Company	51,290	62,013	11,650
Other Operating Income Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	0
Results with Associated Company	44,939	28,105	15,666
Interest Rate Swaps Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	3,637,306
Results with Associated Company	0	0	0
Securities In Custody Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	1,259,819	778,509
Results with Associated Company	1,850	740	0
Securities Granted Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	18,284	36,711
Results with Associated Company	574	443	497
Guarantees Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	437
Results with Associated Company	$ 0	$ 0	$ 0